Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventory
Schedule of inventory

(U.S. Dollars in thousands)	At June 30, 2023	At December 31, 2022
Lubricating oil	$3,096	$3,245
Bunkers	—	2,514
Total inventory	$3,096	$5,759